Taxation (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
(Loss) profit before income taxes	$ (68,727)	$ (10,448)	$ 8,676
Income tax benefit (expenses) computed at the statutory income tax rate at 25%	17,182	2,612	(2,169)
Non-deductible expenses	(7,393)	(2,654)	(214)
Non-taxation income		68	414
Preferential rate	(790)	(237)	488
Current and deferred tax rate differences	238	55	310
Foreign rate differences	(5,670)	(427)	561
Change of valuation allowance	(4,202)	(1,294)	(2,557)
Statutory income	(1,471)	(215)
R&D super deduction	305
Deferred tax			6
Interest expenses		(250)	(83)
Income tax expenses	$ (331)	$ (2,342)	$ (3,244)